GOODWILL AND INTANGIBLES Schedule of Intangibles (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 1,000,000	$ 200,000	$ 200,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	900,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	900,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	900,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	900,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 900,000